Equity Transactions - Additional Information (Detail) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	May 13, 2015	Mar. 13, 2015	Apr. 27, 2017	Dec. 31, 2010	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 11, 2015	Dec. 31, 2014	Oct. 14, 2008	Sep. 30, 2007	Aug. 01, 2002
Issuance of stock									$ 24,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number					157,664	157,664		207,664	288,331		231,332
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number								12,493
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares								195,172
Proceeds from Issuance of Preferred Stock and Preference Stock						$ 450,000	$ 0
Liquidation preference value		$ 1,000
Convertible shares		571
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.75
Dividends, Preferred Stock, Cash								$ 3,010,211	$ 2,189,210
Series C convertible preferred stock issuable					$ 150,000	150,000		$ 0
Deemed distribution for beneficial conversion of preferred stock						$ 208,500	$ 0
Minimum [Member]
Conversion price									$ 30
Maximum [Member]
Conversion price									$ 2.00
Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant														26,666
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													66,666
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												83,333
2013 Stock Incentive Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance								333,300
Common Stock [Member]
Issuance of stock (shares)									17,500
Issuance of stock									$ 18
Common Stock [Member] | Alpha Capital Anstalt [Member]
Stock issued upon conversion of preferred stock						1,300,000
Common Stock [Member] | Securities Purchase Agreement [Member] | Alpha Capital Anstalt [Member]
Issuance of stock (shares)						597,461
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price									$ 9.85
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate									0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate									1.41%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									67,332
Stock Issued During Period, Value, Share-based Compensation, Gross									$ 295,932
Payments of Stock Issuance Costs								$ 241,669	$ 420,103
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									70.00%
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate									72.00%
Registered Shares [Member] | Common Stock [Member]
Issuance of stock (shares)		763,322
Shares Issuable Upon Conversion Of Preferred stock		709,812
Unregistered Shares [Member]
Restricted Ownership Percentage		9.99%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,771,428
Unregistered Shares [Member] | Common Stock [Member]
Shares Issuable Upon Conversion Of Preferred stock		298,069
Convertible Preferred Stock [Member] | Unregistered Shares [Member]
Issuance of stock (shares)		521.62076
Series B Convertable Preferred Stock [Member]
Preferred Stock Shares Outstanding					1,374	1,374		1,764	1,764
Series B Convertable Preferred Stock [Member] | Securities Purchase Agreement [Member]
Convertible shares					3,333	3,333				571
Number of preferred shares converted (shares)						390
Series B Convertable Preferred Stock [Member] | Registered Shares [Member]
Issuance of stock (shares)		1,242.17099
Series A Preferred Stock [Member]
Issuance of stock (shares)									3,000
Issuance of stock									$ 3
Dividends, Preferred Stock, Cash					$ 879,608	$ 2,638,823
Accrued Of Unpaid Dividends					$ 6,039,972	$ 6,039,972
Preferred Stock Shares Outstanding					938,248	938,248		938,248	938,248
Series A Preferred Stock [Member] | Senior Credit Facility [Member]
Issuance of stock (shares)	183,433
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 2,300,000
Preferred Stock, Dividend Rate, Percentage	10.00%
Shares Issued, Price Per Share	$ 12.50
Series C Convertible Preferred Stock [Member]
Conversion price					$ 0.30	$ 0.30
Liquidation preference value					$ 1,000	$ 1,000
Convertible shares					3,333	3,333
Preferred stock, shares issuable					150	150
Redemption price					$ 1,000	$ 1,000
Beneficial Ownership Limitation Percent						9.99%
Series C Convertible Preferred Stock [Member] | Alpha Capital Anstalt [Member]
Issuance of stock (shares)					150	300
Issuance of stock					$ 150,000	$ 300,000
Series C Convertible Preferred Stock [Member] | Additional Issuance Agreement1 [Member] | Alpha Capital Anstalt [Member]
Issuance of stock (shares)			200
Issuance of stock			$ 200,000
Series C Convertible Preferred Stock [Member] | Additional Issuance Agreement [Member] | Alpha Capital Anstalt [Member]
Issuance of stock (shares)			300
Issuance of stock			$ 300,000
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Preferred Stock Shares Outstanding					1,683,944	1,683,944
Officer [Member]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Number				60,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 6.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 307,751
Share Based Compensation Arrangements By Share Based Payment Award Options Amount Recognized As Expenses								$ 0	$ 0